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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name: Radcliffe Capital Management, L.P. (formerly R.G. Capital Management, L.P., file no. 28-10367)
                 ---------------------------------------------------------
   Address:      50 Monument Road, Suite 300
                 ---------------------------------------------------------
                 Bala Cynwyd, PA 19004
                 ---------------------------------------------------------

Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Maria R. McGarry           Bala Cynwyd, PA    August 16, 2010
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 53
                                        --------------------

Form 13F Information Table Value Total: $362,516
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES /  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP     x 1000  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc     CONVRT BOND    000886AB7    7,637  8,647,000 PRN      SOLE                 4,572,000 4,075,000
ADC Telecommunications Inc     CONVRT BOND    000886AE1      809  1,000,000 PRN      SOLE                         0 1,000,000
AirTran Holdings Inc           CONVRT BOND    00949PAB4   12,754 12,750,000 PRN      SOLE                11,625,000 1,125,000
Alcatel-Lucent/France          CONVRT BOND    549463AH0    7,182  8,500,000 PRN      SOLE                 5,500,000 3,000,000
Alliant Techsystems Inc        CONVRT BOND    018804AN4   14,477 14,893,000 PRN      SOLE                14,893,000         0
Amkor Technology Inc           CONVRT BOND    031652AX8    2,168  2,250,000 PRN      SOLE                 2,250,000         0
Avatar Holdings Inc            CONVRT BOND    053494AF7   13,025 13,119,000 PRN      SOLE                13,119,000         0
Bill Barrett Corp              CONVRT BOND    06846NAA2   12,016 12,100,000 PRN      SOLE                12,100,000         0
CEDC                           CONVRT BOND    153435AA0    1,665  2,000,000 PRN      SOLE                 2,000,000         0
Century Aluminum Co            CONVRT BOND    156431AE8    4,768  5,065,000 PRN      SOLE                 5,065,000         0
Charming Shoppes Inc           CONVRT BOND    161133AE3    7,487  9,750,000 PRN      SOLE                 5,667,000 4,083,000
China Hydroelectric Corp       COMMON STOCK   16949D101    2,880    420,044 SHS      SOLE                   420,044         0
Covanta Holding Corp           CONVRT BOND    22282EAA0    7,926  8,500,000 PRN      SOLE                 8,500,000         0
Earthlink Inc                  CONVRT BOND    270321AA0    1,607  1,500,000 PRN      SOLE                 1,500,000         0
Eastman Kodak Co               CONVRT BOND    277461BE8      132    133,000 PRN      SOLE                   133,000         0
Energy Conversion Devices Inc  CONVRT BOND    292659AA7    1,681  3,000,000 PRN      SOLE                 1,750,000 1,250,000
Euronet Worldwide Inc          CONVRT BOND    298736AF6    5,596  6,000,000 PRN      SOLE                 3,000,000 3,000,000
Evergreen Solar Inc            CONVRT BOND    30033RAC2    1,930  6,669,000 PRN      SOLE                 6,669,000         0
Exterran Holdings Inc          CONVRT BOND    410768AE5    3,907  4,100,000 PRN      SOLE                 2,280,000 1,820,000
Flextronics International Ltd  CONVRT BOND    33938EAL1    1,745  1,750,000 PRN      SOLE                 1,750,000         0
FuelCell Energy Inc            COMMON STOCK   35952H106      915    775,800 SHS      SOLE                   775,800         0
Global Crossing Ltd            CONVRT BOND    37932JAA1   23,106 23,175,000 PRN      SOLE                20,580,000 2,595,000
Griffon Corp                   CONVRT BOND    398433AC6    3,272  3,274,000 PRN      SOLE                 3,274,000         0
GSI Commerce Inc               CONVRT BOND    36238GAD4    1,851  1,644,000 PRN      SOLE                 1,644,000         0
Iconix Brand Group Inc         CONVRT BOND    451055AB3    5,480  9,888,000 PRN      SOLE                 7,888,000 2,000,000
Jazz Technologies Inc.         CONVRT BOND    47214EAA0    2,291  2,400,000 PRN      SOLE                 1,200,000 1,200,000
L-1 Identity Solutions Inc     CONVRT BOND    50212AAB2    9,618 10,320,000 PRN      SOLE                 7,190,000 3,130,000
LDK Solar Co Ltd               CONVRT BOND    50183LAB3    7,546  9,500,000 PRN      SOLE                 9,500,000         0
Level 3 Communications Inc     CONVRT BOND    52729NBA7    4,205  4,215,000 PRN      SOLE                 4,215,000         0
Level 3 Communications Inc     CONVRT BOND    52729NBF6   12,986 13,570,000 PRN      SOLE                13,570,000         0
Lifetime Brands Inc            CONVRT BOND    53222QAB9    1,481  1,500,000 PRN      SOLE                 1,500,000         0
Masco Corp                     CONVRT BOND    574599BB1    3,833  7,500,000 PRN      SOLE                 7,500,000         0
Mentor Graphics Corp           CONVRT BOND    587200AD8      282    285,000 PRN      SOLE                   285,000         0
Mentor Graphics Corp           CONVRT BOND    587200AF3    5,238  5,313,000 PRN      SOLE                 2,656,000 2,657,000
MF Global Holdings Ltd         CONVRT BOND    55276YAB2    2,050  2,000,000 PRN      SOLE                 2,000,000         0
Nash Finch Co                  CONVRT BOND    631158AD4    5,207 12,050,000 PRN      SOLE                 8,562,000 3,488,000
National Financial Partners Co CONVRT BOND    63607PAA7   19,159 20,100,000 PRN      SOLE                17,600,000 2,500,000

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
Newport Corp                   CONVRT BOND    651824AB0   15,602 16,513,000 PRN      SOLE                15,063,000 1,450,000
NII Holdings Inc               CONVRT BOND    62913FAF9    2,746  2,750,000 PRN      SOLE                 2,750,000         0
ON Semiconductor Corp          CONVRT BOND    682189AD7    2,219  2,000,000 PRN      SOLE                 2,000,000         0
Penn Virginia Corp             CONVRT BOND    707882AA4    3,049  3,250,000 PRN      SOLE                 1,750,000 1,500,000
SAVVIS Inc                     CONVRT BOND    805423AA8    9,864 10,502,000 PRN      SOLE                 5,450,000 5,052,000
School Specialty Inc           CONVRT BOND    807863AE5    9,663  9,678,000 PRN      SOLE                 9,678,000         0
Seagate Technology             CONVRT BOND    577729AE6    1,009  1,000,000 PRN      SOLE                 1,000,000         0
Sirius XM Radio Inc            CONVRT BOND    82966UAD5   11,913 12,350,000 PRN      SOLE                12,350,000         0
Sonic Automotive Inc           CONVRT BOND    83545GAK8    5,200  5,250,000 PRN      SOLE                 5,250,000         0
Spartan Stores Inc             CONVRT BOND    846822AE4    2,761  3,200,000 PRN      SOLE                 1,450,000 1,750,000
SunPower Corp                  CONVRT BOND    867652AA7   12,276 14,240,000 PRN      SOLE                12,360,000 1,880,000
SunPower Corp                  CONVRT BOND    867652AB5   14,571 14,650,000 PRN      SOLE                14,650,000         0
Trina Solar Ltd                CONVRT BOND    89628EAA2   10,334  8,500,000 PRN      SOLE                 8,500,000         0
United Rentals Inc             CONVRT BOND    911365AH7   12,302 12,416,000 PRN      SOLE                12,416,000         0
US Airways Group Inc           CONVRT BOND    90341WAB4    8,800  8,765,000 PRN      SOLE                 8,765,000         0
Yingli Green Energy Holding Co CONVRT BOND    98584BAA1   20,297 18,000,000 PRN      SOLE                15,000,000 3,000,000

Records                                    53 Total Mkt
                                              Value      362,516